10. INVESTMENT IN ASSOCIATES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfInvestmentsInAssociatesLineItems [Line Items]
Total current assets	$ 40,135	$ 17,113
Total current liabilities	10,995	7,260
Total net assets	183,952	172,711	$ 167,055
Revenues	11,085	13,833
Net loss	(14,168)	(17,343)
Comprehensive income (loss)	(1,247)	(4,537)
GoviEx
DisclosureOfInvestmentsInAssociatesLineItems [Line Items]
Total current assets	6,978	4,480
Total non-current assets	24,530	23,937
Total current liabilities	(7,792)	(7,220)
Total non-current liabilities	(112)	(503)
Total net assets	23,604	20,694	$ 17,240
Revenues	0	0
Net loss	(3,632)	(392)
Comprehensive income (loss)	$ (3,632)	$ (392)